Equity - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares	482,639,654	428,221,398	381,373,137
Transactions with owners in their capacity as owners:
Exercise of share options | shares	313,108	289,245	272,579
Share based compensation for services rendered | shares	1,209,187	540,051	280,911
Payment for contingent consideration | shares		6,029,545
Entitlement offer to existing eligible shareholders | shares		36,191,982
Issues of ordinary shares during the period | shares	15,986,554	45,943,680	46,848,261
Unissued ordinary shares during the period | shares		8,474,576
Total contributions of equity during the period | shares	15,986,554	54,418,256	46,848,261
Ending balance, Shares | shares	498,626,208	482,639,654	428,221,398
Beginning balance	$ 546,008	$ 516,766	$ 528,161
Ending balance	$ 481,052	$ 546,008	516,766
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares	482,639,654	428,221,398
Transactions with owners in their capacity as owners:
Exercise of share options	$ 258	$ 116	149
Share based compensation for services rendered	1,170	662	240
Payment for contingent consideration		10,000
Entitlement offer to existing eligible shareholders		40,449
Transaction costs arising on share issue	(817)	(2,869)	(1,959)
Issues of ordinary shares during the period	20,611	49,358	60,140
Issues of ordinary shares during the period		9,660
Total contributions of equity during the period	$ 20,611	$ 59,018	$ 60,140
Ending balance, Shares | shares	498,626,208	482,639,654	428,221,398
Beginning balance	$ 889,481	$ 830,425	$ 770,272
Share options reserve transferred to equity on exercise of options	313	38	13
Ending balance	$ 910,405	889,481	$ 830,425
Unissued Ordinary Shares | Ordinary Shares
Transactions with owners in their capacity as owners:
Transaction costs arising on share issue		$ (340)
Placement Agreement
Transactions with owners in their capacity as owners:
Placement of shares | shares	14,464,259		46,294,771
Placement Agreement | Ordinary Shares
Transactions with owners in their capacity as owners:
Placement of shares	$ 20,000		$ 61,710
Placement Agreement | Unissued Ordinary Shares
Transactions with owners in their capacity as owners:
Placement of shares | shares		8,474,576
Placement Agreement | Unissued Ordinary Shares | Ordinary Shares
Transactions with owners in their capacity as owners:
Placement of shares		$ 10,000
Equity Facility Agreement
Transactions with owners in their capacity as owners:
Placement of shares | shares		2,000,000
License Agreement
Transactions with owners in their capacity as owners:
Placement of shares | shares		892,857
License Agreement | Ordinary Shares
Transactions with owners in their capacity as owners:
Placement of shares		$ 1,000